Schedule of investments
Delaware Global Listed Real Assets Fund	July 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 61.64%
Consumer Staples — 1.38%
Archer-Daniels-Midland	14,196	$608,015
Bunge	14,938	648,907
Sanderson Farms	1,946	216,969
		1,473,891
Energy — 8.47%
Cheniere Energy †	23,671	1,171,241
Chevron	11,456	961,616
Enbridge	36,451	1,166,639
Euronav	87,638	857,976
Navigator Holdings †	33,858	258,675
Noble Energy	63,415	633,516
Overseas Shipholding Group Class A †	197,142	455,398
Par Pacific Holdings †	74,724	553,705
Suncor Energy (Canada)	42,235	664,371
TC Energy	25,552	1,164,619
TechnipFMC	44,857	360,202
Valero Energy	14,400	809,712
		9,057,670
Financials — 1.06%
Uranium Participation †	308,582	1,131,164
		1,131,164
Healthcare — 0.14%
Brookdale Senior Living †	54,691	151,494
		151,494
Industrials — 10.55%
Aena SME 144A #, †	8,393	1,090,485
ALEATICA	1,290,770	1,171,582
Arcosa	25,680	1,084,209
Atlantia †	69,886	1,107,234
Enav 144A #	284,954	1,163,403
Sacyr	512,265	1,152,537
Sunrun †	11,675	428,356
Sydney Airport	299,307	1,118,382
TPI Composites †	28,019	716,726
Transurban Group	114,347	1,128,211
Vinci	13,084	1,122,015
		11,283,140
Materials — 11.57%
Acadian Timber	81,856	988,786
NQ-095 [7/20] 9/20 (1325950)    1

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Materials (continued)
Air Products and Chemicals	2,057	$589,598
Barrick Gold	45,872	1,325,697
CF Industries Holdings	18,667	584,837
Compass Minerals International	16,932	862,516
FMC	8,092	858,157
Hudbay Minerals	386,812	1,222,326
Louisiana-Pacific	31,149	986,489
Mercer International	58,428	435,289
Newmont	27,693	1,916,356
Nutrien	31,095	1,013,386
Steel Dynamics	15,938	436,860
West Fraser Timber	23,263	1,151,818
		12,372,115
Real Estate Operating Companies/Developer — 1.46%
Castellum	11,371	243,082
CK Asset Holdings	65,000	361,051
Grainger	40,368	153,347
Kojamo	10,315	256,377
Mitsui Fudosan	9,800	152,571
Sun Hung Kai Properties	32,500	397,952
		1,564,380
REIT Diversified — 2.31%
Ascendas Real Estate Investment Trust	41,500	107,421
Charter Hall Group	25,017	188,028
Duke Realty	4,229	169,964
Fastighets AB Balder Class B †	3,604	148,219
Inmobiliaria Colonial Socimi	4,073	34,664
Mapletree Logistics Trust	141,900	221,033
NIPPON REIT Investment	61	184,115
Weyerhaeuser	50,772	1,411,969
		2,465,413
REIT Healthcare — 1.48%
Alexandria Real Estate Equities	2,834	503,177
Assura	233,658	241,628
Healthcare Realty Trust	6,856	200,881
Healthpeak Properties	14,267	389,346
Welltower	4,566	244,555
		1,579,587
2    NQ-095 [7/20] 9/20 (1325950)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Hotel — 0.07%
Host Hotels & Resorts	6,845	$73,789
		73,789
REIT Industrial — 3.28%
Americold Realty Trust	7,298	294,474
GLP J-REIT	146	242,333
Goodman Group	38,791	469,202
Granite Real Estate Investment Trust	3,703	215,360
Industrial & Infrastructure Fund Investment	110	205,130
Mapletree Industrial Trust	93,100	222,588
Prologis	12,479	1,315,536
Rexford Industrial Realty	7,595	356,433
Segro	14,805	187,829
		3,508,885
REIT Information Technology — 1.32%
American Tower	879	229,762
Digital Realty Trust	2,093	336,010
Equinix	212	166,522
QTS Realty Trust Class A	4,761	342,554
SBA Communications	1,087	338,644
		1,413,492
REIT Mall — 0.33%
Simon Property Group	5,718	356,517
		356,517
REIT Manufactured Housing — 0.73%
Equity LifeStyle Properties	5,419	370,226
Sun Communities	2,741	410,958
		781,184
REIT Multifamily — 2.98%
Apartment Investment and Management Class A	3,159	122,632
AvalonBay Communities	2,536	388,312
Bluerock Residential Growth REIT	12,327	89,248
Camden Property Trust	4,187	380,222
Daiwa Securities Living Investments	270	272,921
Deutsche Wohnen	4,894	237,513
Equity Residential	7,540	404,370
Essex Property Trust	1,589	350,756
Killam Apartment Real Estate Investment Trust	12,565	163,224
UDR	3,662	132,564
Vonovia	9,961	647,458
		3,189,220
NQ-095 [7/20] 9/20 (1325950)    3

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Office — 1.38%
Boston Properties	3,376	$300,768
Daiwa Office Investment	22	114,931
Equity Commonwealth	6,246	197,186
Highwoods Properties	5,312	203,662
Kilroy Realty	5,778	336,684
Piedmont Office Realty Trust Class A	8,763	142,048
SL Green Realty	3,989	185,489
		1,480,768
REIT Retail — 0.17%
Link REIT	23,900	185,488
		185,488
REIT Self-Storage — 0.41%
Extra Space Storage	3,278	338,749
Public Storage	515	102,938
		441,687
REIT Shopping Center — 0.11%
Regency Centers	1,782	73,116
SITE Centers	6,192	45,387
		118,503
REIT Single Tenant — 0.33%
Four Corners Property Trust	6,045	152,334
Spirit Realty Capital	5,672	195,457
		347,791
REIT Specialty — 0.57%
Invitation Homes	20,262	604,213
		604,213
Utilities — 11.54%
Hydro One 144A #	51,306	1,093,190
Infraestructura Energetica Nova	387,767	1,149,972
Italgas	173,535	1,112,021
National Grid	96,904	1,142,133
PPL	44,319	1,179,772
Sempra Energy	9,216	1,147,023
Severn Trent	35,555	1,140,267
Snam	190,893	1,011,881
Spark Infrastructure Group	706,734	1,141,133
4    NQ-095 [7/20] 9/20 (1325950)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
Terna Rete Elettrica Nazionale	145,024	$1,077,260
United Utilities Group	97,779	1,151,934
		12,346,586
Total Common Stock (cost $65,466,097)		65,926,977
	Principal amount°
Convertible Bond — 0.05%
Cheniere Energy 144A PIK 4.875% exercise price $93.64, maturity date 5/28/21 #, >	57,365	58,343
Total Convertible Bond (cost $57,688)		58,343

Corporate Bonds — 17.36%
Basic Industry — 2.48%
Chemours 7.00% 5/15/25	265,000	269,902
First Quantum Minerals 144A 6.875% 3/1/26 #	400,000	401,926
Freeport-McMoRan 5.45% 3/15/43	380,000	423,495
Hudbay Minerals 144A 7.625% 1/15/25 #	320,000	324,621
New Gold 144A 6.375% 5/15/25 #	250,000	259,661
Novelis
144A 4.75% 1/30/30 #	230,000	240,439
144A 5.875% 9/30/26 #	90,000	96,134
Univar Solutions USA 144A 5.125% 12/1/27 #	600,000	635,514
		2,651,692
Capital Goods — 0.94%
Clean Harbors 144A 5.125% 7/15/29 #	310,000	332,610
Covanta Holding 6.00% 1/1/27	120,000	124,627
GFL Environmental 144A 5.125% 12/15/26 #	250,000	265,773
Sealed Air 144A 4.00% 12/1/27 #	275,000	285,312
		1,008,322
Communications — 5.29%
CCO Holdings 144A 5.375% 6/1/29 #	640,000	701,530
CenturyLink
144A 4.00% 2/15/27 #	140,000	146,413
144A 5.125% 12/15/26 #	205,000	215,313
Clear Channel Worldwide Holdings 9.25% 2/15/24	130,000	118,323
Consolidated Communications 6.50% 10/1/22	215,000	211,641
CSC Holdings
144A 5.75% 1/15/30 #	365,000	405,079
6.75% 11/15/21	120,000	127,538
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	80,000	72,737
NQ-095 [7/20] 9/20 (1325950)    5

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Frontier Communications 144A 8.00% 4/1/27 #, ‡	80,000	$82,934
Gray Television 144A 7.00% 5/15/27 #	260,000	284,739
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	216,000	233,658
Level 3 Financing 144A 4.25% 7/1/28 #	450,000	469,575
Nexstar Broadcasting 144A 5.625% 7/15/27 #	338,000	362,290
Outfront Media Capital 144A 4.625% 3/15/30 #	750,000	702,187
Radiate Holdco 144A 6.625% 2/15/25 #	80,000	82,300
Sirius XM Radio 144A 5.50% 7/1/29 #	545,000	608,187
Sprint Capital 8.75% 3/15/32	100,000	154,350
T-Mobile USA 4.75% 2/1/28	170,000	184,425
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	218,318
Zayo Group Holdings 144A 4.00% 3/1/27 #	275,000	275,967
		5,657,504
Consumer Cyclical — 1.18%
Hilton Domestic Operating 4.875% 1/15/30	320,000	336,729
Lennar 5.00% 6/15/27	160,000	180,570
MGM Growth Properties Operating Partnership 5.75% 2/1/27	531,000	575,638
Murphy Oil USA 5.625% 5/1/27	160,000	170,170
		1,263,107
Consumer Non-Cyclical — 1.51%
HCA
5.375% 2/1/25	120,000	135,478
5.875% 2/1/29	350,000	426,722
JBS USA LUX 144A 5.50% 1/15/30 #	250,000	276,000
Pilgrim's Pride
144A 5.75% 3/15/25 #	160,000	164,200
144A 5.875% 9/30/27 #	117,000	123,874
Tenet Healthcare
5.125% 5/1/25	90,000	92,697
6.875% 11/15/31	230,000	220,469
8.125% 4/1/22	160,000	172,600
		1,612,040
Electric — 0.12%
Vistra Operations 144A 5.50% 9/1/26 #	120,000	126,600
		126,600
6    NQ-095 [7/20] 9/20 (1325950)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 3.66%
Cheniere Energy Partners
4.50% 10/1/29	100,000	$105,929
5.25% 10/1/25	330,000	338,580
Continental Resources 5.00% 9/15/22	450,000	450,450
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	370,000	347,117
DCP Midstream Operating 5.125% 5/15/29	330,000	332,742
Genesis Energy 6.50% 10/1/25	270,000	250,929
Marathon Oil 4.40% 7/15/27	130,000	132,171
Murphy Oil
5.875% 12/1/27	325,000	299,306
6.875% 8/15/24	160,000	159,183
Occidental Petroleum
2.70% 8/15/22	130,000	125,737
2.70% 2/15/23	340,000	327,094
Southwestern Energy 7.75% 10/1/27	360,000	339,408
Targa Resources Partners
5.375% 2/1/27	170,000	176,032
5.875% 4/15/26	304,000	323,655
WPX Energy 5.25% 10/15/27	205,000	202,528
		3,910,861
Real Estate Investment Trusts — 0.15%
HAT Holdings I 144A 5.25% 7/15/24 #	160,000	167,017
		167,017
Technology — 0.21%
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	216,000	224,329
		224,329
Transportation — 0.40%
DAE Funding 144A 5.75% 11/15/23 #	175,000	172,575
Delta Air Lines 144A 7.00% 5/1/25 #	240,000	256,759
		429,334
Utilities — 1.42%
Calpine 144A 5.00% 2/1/31 #	60,000	61,643
Pacific Gas and Electric
4.55% 7/1/30	300,000	345,194
4.95% 7/1/50	300,000	364,909
PG&E 5.25% 7/1/30	250,000	260,313
TerraForm Power Operating 144A 4.75% 1/15/30 #	210,000	228,335
NQ-095 [7/20] 9/20 (1325950)    7

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra Operations
144A 5.00% 7/31/27 #	120,000	$128,220
144A 5.625% 2/15/27 #	120,000	128,996
		1,517,610
Total Corporate Bonds (cost $18,149,670)		18,568,416

Non-Agency Commercial Mortgage-Backed Securities — 2.07%
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	600,000	677,038
GS Mortgage Securities Trust Series 2017-GS6 B 3.869% 5/10/50	730,000	796,079
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	741,972
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,167,609)		2,215,089

Loan Agreements — 3.37%
Calpine
2.42% (LIBOR01M + 2.25%) 1/15/24 •	126,172	123,846
2.42% (LIBOR01M + 2.25%) 4/5/26 •	324,721	318,227
Calpine Construction Finance Tranche B 2.161% (LIBOR01M + 2.00%) 1/15/25 •	126,206	122,893
CenturyLink Tranche B 2.411% (LIBOR01M + 2.25%) 3/15/27 •	447,750	432,763
Charter Communications Operating Tranche B2 1.92% (LIBOR01M + 1.75%) 2/1/27 •	262,801	256,911
CSC Holdings 2.425% (LIBOR01M + 2.25%) 7/17/25 •	252,391	244,701
Frontier Communications Tranche B-1 5.352% (LIBOR03M + 2.75%) 6/17/24 •	383,032	378,723
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	300,000	299,325
HCA Tranche B-12 1.911% (LIBOR01M + 1.75%) 3/13/25 •	347,375	343,380
HCA Tranche B13 1.911% (LIBOR01M + 1.75%) 3/18/26 •	168,298	166,404
Lamar Media Tranche B 1.664% (LIBOR01M + 1.50%) 2/5/27 •	169,139	166,814
LCPR Loan Financing 5.175% (LIBOR01M + 5.00%) 10/15/26 •	100,000	100,812
Telenet Financing Tranche AR 2.175% (LIBOR01M + 2.00%) 4/30/28 •	255,000	245,620
8    NQ-095 [7/20] 9/20 (1325950)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)
T-Mobile USA 3.161% (LIBOR01M + 3.00%) 4/1/27 •		250,000	$251,178
Vistra Operations 1.915% (LIBOR01M + 1.75%) 12/31/25 •		169,069	152,162
Total Loan Agreements (cost $3,673,511)			3,603,759

Sovereign Bonds — 8.92%Δ
Australia — 0.25%
Australia Government Bonds
0.75% 11/21/27	AUD	303,072	249,350
2.50% 9/20/30	AUD	14,747	16,950
			266,300
Canada — 0.56%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	326,165	374,971
4.25% 12/1/26	CAD	227,800	225,387
			600,358
France — 1.14%
French Republic Government Bond OAT
0.10% 3/1/25	EUR	216,491	268,161
0.10% 3/1/28	EUR	443,687	567,491
144A 1.80% 7/25/40 #	EUR	99,561	187,476
3.15% 7/25/32	EUR	107,480	195,712
			1,218,840
Germany — 0.49%
Deutsche Bundesrepublik Inflation Linked Bond
0.10% 4/15/26	EUR	408,490	520,811
			520,811
Italy — 1.13%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/23	EUR	693,000	818,221
144A 2.55% 9/15/41 #	EUR	72,830	114,404
144A 3.10% 9/15/26 #	EUR	203,267	281,654
			1,214,279
Japan — 0.29%
Japanese Government CPI Linked Bond
0.10% 3/10/29	JPY	33,165,207	312,744
			312,744
NQ-095 [7/20] 9/20 (1325950)    9

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Spain — 0.43%
Spain Government Inflation Linked Bond
0.15% 11/30/23	EUR	377,485	$459,851
			459,851
United Kingdom — 4.63%
United Kingdom Gilt Inflation Linked
0.125% 3/22/29	GBP	158,764	271,850
0.125% 3/22/44	GBP	219,370	524,176
0.125% 3/22/46	GBP	222,162	551,103
0.125% 3/22/58	GBP	113,049	359,618
0.125% 3/22/68	GBP	161,488	655,423
0.25% 3/22/52	GBP	115,890	333,784
0.625% 3/22/40	GBP	245,611	586,887
1.125% 11/22/37	GBP	138,701	338,754
1.25% 11/22/32	GBP	294,713	628,125
1.875% 11/22/22	GBP	481,654	700,286
			4,950,006
Total Sovereign Bonds (cost $8,771,007)			9,543,189

US Treasury Obligations — 4.19%
US Treasury Inflation Indexed Bonds
1.00% 2/15/49		279,181	402,135
1.375% 2/15/44		290,432	422,804
2.125% 2/15/40		139,976	217,625
US Treasury Inflation Indexed Notes
0.25% 7/15/29		1,024,402	1,148,444
0.50% 1/15/28		318,381	356,949
0.625% 4/15/23		742,166	777,654
0.625% 1/15/26		1,045,707	1,151,860
Total US Treasury Obligations (cost $4,060,828)			4,477,471
	Number of shares
Exchange-Traded Funds — 0.34%
iShares US Real Estate ETF	4,374	358,931
Total Exchange-Traded Funds (cost $330,407)		358,931

Master Limited Partnerships — 0.23%
Enviva Partners	6,370	243,398
Total Master Limited Partnerships (cost $235,666)		243,398

10    NQ-095 [7/20] 9/20 (1325950)

(Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 5.99%
Money Market Mutual Funds — 5.99%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.06%)	1,281,547	$1,281,547
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.05%)	1,281,547	1,281,547
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.13%)	1,281,547	1,281,547
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.01%)	1,281,547	1,281,547
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.01%)	1,281,547	1,281,547
Total Short-Term Investments (cost $6,407,735)		6,407,735
Total Value of Securities—104.16% (cost $109,320,218)		111,403,308
Liabilities Net of Receivables and Other Assets—(4.16)%★		(4,445,568)
Net Assets Applicable to 9,065,669 Shares Outstanding—100.00%		$106,957,740
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2020, the aggregate value of Rule 144A securities was $14,097,837, which represents 13.18% of the Fund's net assets.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
Δ	Securities have been classified by country of origin.
★	Includes $7,597 cash collateral held for futures contracts as of July 31, 2020.
NQ-095 [7/20] 9/20 (1325950)    11

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
The following foreign currency exchange contracts were outstanding at July 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	383,203	USD	(285,731)	8/4/20	$361	$—
BNYM	EUR	718,383	USD	(847,840)	8/3/20	—	(1,568)
BNYM	EUR	44,492	USD	(52,491)	8/4/20	—	(78)
BNYM	GBP	144,305	USD	(188,340)	8/3/20	558	—
BNYM	HKD	4,421,090	USD	(570,519)	8/3/20	—	(77)
BNYM	JPY	41,159,263	USD	(391,554)	8/3/20	—	(2,716)
BNYM	MXN	1,117,722	USD	(50,845)	8/3/20	—	(642)
BNYM	SEK	2,157,652	USD	(246,183)	8/3/20	—	(439)
BNYM	SGD	449,687	USD	(327,066)	8/4/20	217	—
CITI	CAD	(30,000)	USD	22,347	9/18/20	—	(53)
CITI	EUR	(11,000)	USD	12,516	9/18/20	—	(455)
CITI	GBP	(144,000)	USD	183,428	9/18/20	—	(5,119)
JPMCB	AUD	(342,318)	USD	239,301	9/18/20	—	(5,314)
JPMCB	CAD	73,000	USD	(54,425)	8/4/20	75	—
JPMCB	CAD	(730,872)	USD	545,757	9/18/20	42	—
JPMCB	EUR	263,300	USD	(310,430)	8/3/20	—	(257)
JPMCB	EUR	(2,652,532)	USD	3,010,269	9/18/20	—	(117,650)
JPMCB	GBP	(3,578,747)	USD	4,553,831	9/18/20	—	(132,034)
JPMCB	JPY	3,099,900	USD	(29,503)	8/3/20	—	(218)
JPMCB	JPY	(25,801,362)	USD	236,940	9/18/20	—	(6,952)
Total Foreign Currency Exchange Contracts						$1,253	$(273,572)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
7	US Treasury 5 yr Notes	$882,875	$(210,997)	9/30/20	$7,093	$—	$547
(1)	US Treasury Ultra Bonds	(227,687)	875,782	9/21/20	—	(16,690)	31
Total Futures Contracts			$664,785		$7,093	$(16,690)	$578
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional
12    NQ-095 [7/20] 9/20 (1325950)

(Unaudited)
amount presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
AUD – Australian Dollar
BNYM – The Bank of New York Mellon
CAD – Canadian Dollar
CITI – Citigroup
CPI – Consumer Price Index
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GS – Goldman Sachs
HKD – Hong Kong Dollar
JPMCB – JPMorgan Chase Bank
JPY – Japanese Yen
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MXN – Mexico Peso
OAT – Obligations Assimilables du Tresor
PIK – Payment-in-Kind
REIT – Real Estate Investment Trust
SEK – Sweden Krona
SGD – Singapore Dollar
USD – US Dollar
yr – Year
NQ-095 [7/20] 9/20 (1325950)    13